Stockholder's Equity (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity [Line Items]
Preferred Stock, Shares Outstanding			11,349,854	26,224,854	25,724,854	11,349,854	11,474,093
Preferred stock, shares issued	11,500,000	14,375,000	349,854	11,500,000	14,375,000	349,854
Preferred stock, shares redeemed				(11,000,000)	0	(5,513)
Preferred stock, shares converted						(468,580)
Preferred stock balance average rate				0.06493	0.07013	0.07663	0.07697
Preferred stock balance issued average rate	0.0650	0.0650	0.0600	0.06500	0.06500	0.06000
Preferred stock balance redeemed average rate				0.07716	0.000	0.07500
Preferred stock balance converted average rate						0.07262
Preferred stock redemption charge				$ 6,242	$ 0	$ 0